SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)		Mar. 31, 2026		Jun. 30, 2025	Mar. 31, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Deposits	[1]	$ 324,846			$ 63,914
Prepayments	[2]	809,704			351,791
Deferred fund-raising costs			[3]	$ 150,000	650,000	[3]
Other receivables		49,183			486
Prepayment, deposits and other receivables		1,183,733			1,066,191
Deposit	[1]				$ 45,463

[1]	Current deposits mainly comprised of deposits for lease of office spaces in different countries and deposit for investor relation services. Prior year current deposit also included amounts paid to an employment agency in Germany.
[2]	The increase in prepayments as of March 31, 2026 primarily relates to the advance payment of the Directors and Officers (D&O) liability insurance premium, covering period from January 2025 to December 2026.
[3]	As of March 31, 2025, deferred fund-raising costs comprised payments of $400,000 under the Nomas MOU and $250,000 under the Al Noor MOU. This balance increased during the year by $150,000 due to an additional payment made under the Al Noor MOU in June 2025. Following an evaluation of the fundraising activities performed, management determined to expense the entire balance to profit or loss during the year.